Segmented information	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Segmented information

17.	Segmented information

The Company’s operations are segmented on a regional basis and are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker who is responsible for allocating resources and assessing performance of the operating segments has been defined as the Chief Executive Officer.

Management monitors the business of the Company as a single commodity segment, whose operations relate to the exploration and mining of tungsten across two geographical locations: the Iberian Peninsula (Spain and Portugal) and the Republic of Korea.

For management reporting purposes, the Company is organized into business units based on its products and activities, and has five reportable operating segments, as follows:

●	The Los Santos Mine located in Spain whose current operations relate to the exploration and prior operations related to mining of tungsten that is ultimately sold as tungsten concentrate (currently in care and maintenance);
●	The Panasqueira Mine located in Covilha Castelo Branco, Portugal whose operations relate to the exploration and mining of tungsten which is ultimately sold as tungsten concentrate, as well as the production of copper and tin concentrate by-products that are sold as concentrate;
●	The Valtreixal Mine located in Spain whose operations relate to the exploration and evaluation activities of the Valtreixal tin/tungsten project;
●	Woulfe, whose properties are located in Gangwon Province, Republic of Korea, and whose operations relate primarily to the development of the Sangdong Mine; and
●	The Gentung Mine located in Montana, United States whose operations relate to the exploration and evaluation activities of the Gentung Tungsten Project.

The Company monitors the operating results of its operating segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on income (losses) from mining operations and is measured consistently with income (losses) from mining operations in the consolidated financial statements.

The accounting policies used by the Company in reporting segments internally are the same as those contained in Note 3.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

Segmented information for the year ended December 31, 2025 is as follows:

	Los Santos Mine	Valtreixal mine	Woulfe	Panasquiera Mine	Gentung Tungsten Project	Corporate	Total
Revenue	-	-	48	32,466	-	-	32,514
Production costs	-	-	-	(27,928)	-	-	(27,928)
Care and maintenance costs	(1,168)	-	-	-	-	-	(1,168)
Depreciation and amortization	(20)	-	-	(1,023)	-	-	(1,043)
(Loss) earnings from mining operations	(1,188)	-	48	3,515	-	-	2,375

Expenses
General and administrative	(504)	(6)	(34)	(1,692)	-	(18,285)	(20,521)
Interest expense	(85)	-	-	-	-	(3,948)	(4,033)
Share-based compensation	-	-	-	-	-	(11,085)	(11,085)
Foreign exchange gain (loss)	44	-	121	(449)	-	(2,689)	(2,973)
Interest income	-	-	1	-	-	1,538	1,539
Loss on valuation of warrant liabilities	-	-	-	-	-	(29,337)	(29,337)
Loss on valuation of embedded derivative liabilities	-	-	-	-	-	(97,408)	(97,408)
(Loss) income before income taxes	(1,733)	(6)	136	1,374	-	(161,213)	(161,443)

Capital expenditures	2	57	58,366	1,857	-	122	60,404

As at December 31, 2025
Assets
Current	1,322	14	7,473	12,478	-	265,633	286,920
Non-current	33,820	9,280	220,352	24,810	14,428	122	302,812
Total Assets	35,142	9,294	227,825	37,288	14,428	265,755	589,732

Total Liabilities	2,683	1,592	131,621	28,859	250	66,916	231,921

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

Segmented information for the year ended December 31, 2024 is as follows:

	Los Santos Mine	Valtreixal mine	Woulfe	Panasquiera Mine	Gentung Tungsten Project	Corporate	Total
Revenue	-	-	26	28,810	-	-	28,836
Production costs	-	-	-	(24,679)	-	-	(24,679)
Care and maintenance costs	(1,067)	-	-	-	-	-	(1,067)
Depreciation and amortization	(21)	-	-	(1,099)	-	-	(1,120)
(Loss) earnings from mining operations	(1,088)	-	26	3,032	-	-	1,970

Expenses
General and administrative	(927)	(22)	(14)	(2,060)	-	(3,132)	(6,155)
Interest expense	(88)	(8)	-	-	-	(4,472)	(4,568)
Share-based compensation	-	-	-	-	-	(2,734)	(2,734)
Foreign exchange gain (loss)	27	(9)	756	195	-	(2,748)	(1,779)
Interest income	-	-	-	-	-	2	2
Loss on valuation of warrant liabilities	-	-	-	-	-	(2,032)	(2,032)
Loss on valuation of embedded derivative liabilities	-	-	-	-	-	(630)	(630)
(Loss) income before income taxes	(2,076)	(39)	768	1,167	-	(15,746)	(15,926)

Capital expenditures	-	126	44,033	1,572	-	-	45,731

As at December 31, 2024
Assets
Current	1,101	117	6,111	7,976	-	5,271	20,576
Non-current	31,397	8,592	168,942	26,842	-	-	235,773
Total Assets	32,498	8,710	175,052	34,818	-	5,271	256,349

Total Liabilities	3,845	1,728	107,209	26,799	-	77,695	217,276

Information by geographical region is as follows:

	Revenue		Non-current Assets
Country	Year ended December 31, 2025	Year ended December 31, 2024	December 31, 2025	December 31, 2024
Portugal	$32,466	$28,810	$24,810	$26,842
Spain	-	-	43,100	39,989
South Korea	48	26	220,352	168,942
United States	-	-	14,550	-
Total	$32,514	$28,836	$302,812	$235,773

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)